Coller Secondaries Private Equity Opportunities Fund

Consolidated Schedule of Investments —
June 30, 2026 (Unaudited)

ITEM 1. SCHEDULE OF INVESTMENTS.

The unaudited consolidated schedule of investments of Coller Secondaries Private Equity Opportunities Fund ("C-SPEF" or the “Fund”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company, which commenced operations on April 1, 2024, as of June 30, 2026, is set forth below:

Investment Funds	Geographic Region	Investment Strategy	Acquisition Date	Cost	Fair Value	% of Net Assets
Public and Private Equity Investments (91.86%)
Direct Investments (0.02%)
Direct Equity (0.02%)
Silverfort Inc.[a]	Middle East	Growth	4/1/2024	$250,000	$385,155	0.02%
Total Direct Equity (0.02%)				$250,000	$385,155
Public Equity Investments (0.00%)
Caris Life Sciences, Inc.	North America	Direct	12/2/2025	4,980	3,404	0.00%
Total Public Equity Investments (0.00%)				$4,980	$3,404
Total Direct Investments (0.02%)				$254,980	$388,559
Primary Investments (2.61%)
Dextra Co-Investment VII (Lux) SCSp[a]	North America	Co-Investment	10/31/2024	16,032,650	18,277,169	1.16%
Global Infrastructure Partners V-B Feeder Fund, L.P.[a]	Global	Growth	3/31/2025	1,846,351	1,827,232	0.12%
Warburg Pincus Global Growth 15, L.P.[a]	North America	Growth	9/12/2025	693,685	639,244	0.04%
A11 USD (Feeder) L.P.[a]	Europe	Leveraged Buyout	4/1/2024	281,307	318,505	0.02%
EQT Healthcare Growth (No.1) SCSp[a]	Europe	Leveraged Buyout	6/24/2025	1,241,462	731,351	0.05%
Investcorp Technology HWG CV-Lux SCSp[a],[d]	Europe	Leveraged Buyout	7/8/2025	8,536,854	11,084,275	0.71%
Montagu VII (B) SCSp[a]	Europe	Leveraged Buyout	12/6/2025	395,350	1,047,655	0.07%
VIP V Feeder SCSp[a]	Europe	Leveraged Buyout	5/23/2024	2,740,481	3,376,443	0.21%
WSOF IV Feeder C.V.[a]	Europe	Leveraged Buyout	12/16/2025	1,386,846	1,426,351	0.09%
CB Offshore Technology Fund II, Limited Partnership[a]	North America	Leveraged Buyout	6/18/2024	605,085	647,432	0.04%
GTCR Capital Solutions Feeder C, L.P.[a],[c]	North America	Leveraged Buyout	5/8/2026	0	(6,591)	(0.00%)
HGGC Fund V-A, L.P.[a]	North America	Leveraged Buyout	8/22/2025	413,551	259,294	0.02%
K6 Private Investors, L.P.[a]	North America	Leveraged Buyout	5/1/2025	141,144	63,527	0.00%
Madison Dearborn Capital Partners IX-C, L.P.[a]	North America	Leveraged Buyout	12/3/2025	923,150	1,091,334	0.07%
Northlane Capital Partners III, L.P.[a]	North America	Leveraged Buyout	2/19/2025	265,506	188,625	0.01%
Total Primary Investments (2.61%)				$35,503,422	$40,971,846
Secondary Investments (89.23%)
7RIDGE EIF 2, L.P.[a]	Asia - Pacific	Growth	5/15/2026	8,304,282	11,966,470	0.76%

Coller Secondaries Private Equity Opportunities Fund

Consolidated Schedule of Investments —
June 30, 2026 (Unaudited) (continued)

Investment Funds	Geographic Region	Investment Strategy	Acquisition Date	Cost	Fair Value	% of Net Assets
Secondary Investments (continued)
Verdane Lìf Continuation I (D2) ABa	Europe	Growth	4/21/2026	$24,270,611	$24,980,566	1.59%
Blue Owl GP Stakes Atlas Fund III Offshore Investors L.P.[a]	Global	Growth	8/15/2025	20,602,103	19,972,486	1.27%
GA Continuity Fund II, L.P.[a]	North America	Growth	3/14/2025	18,238,793	23,644,093	1.50%
General Atlantic Investment Partners 2021, L.P.[a]	North America	Growth	9/30/2025	3,323,128	4,191,606	0.27%
Lightspeed Venture Partners Select IV, L.P.[a]	North America	Growth	3/31/2026	2,697,112	3,107,373	0.20%
Lightspeed Venture Partners Select V, L.P.[a]	North America	Growth	3/31/2026	2,724,243	3,731,932	0.24%
NEA 18 Venture Growth Equity, L.P.[a]	North America	Growth	3/31/2026	2,209,504	2,796,714	0.18%
New Enterprise Associates 18, L.P.[a]	North America	Growth	3/31/2026	2,737,497	3,546,778	0.23%
PSG V L.P.[a]	North America	Growth	9/30/2025	744,505	833,164	0.05%
Springcoast Partners I-A, L.P.[a]	North America	Growth	4/18/2025	3,363,936	3,850,309	0.25%
Affinity Asia Pacific Fund IV L.P.[a]	Asia - Pacific	Leveraged Buyout	4/1/2024	3,320,943	3,615,108	0.23%
Apollo Investment Fund X, L.P.[a]	Asia - Pacific	Leveraged Buyout	3/31/2026	7,062,597	8,060,407	0.51%
BPEA Private Equity Fund VI, L.P.2[a]	Asia - Pacific	Leveraged Buyout	4/1/2024	1,092,946	1,068,718	0.07%
Carlyle Asia Partners V, L.P.[a]	Asia - Pacific	Leveraged Buyout	4/1/2024	3,296,895	3,464,438	0.22%
Hony Capital Fund V, L.P.[a]	Asia - Pacific	Leveraged Buyout	4/1/2024	1,377,357	1,353,659	0.09%
Navis Asia Fund VII, L.P.[a]	Asia - Pacific	Leveraged Buyout	4/1/2024	6,730,289	5,798,412	0.37%
TPG Asia VII-B, L.P.[a]	Asia - Pacific	Leveraged Buyout	4/1/2024	1,578,493	2,259,917	0.14%
Victoria South American Partners II, L.P.[a]	Central & South America	Leveraged Buyout	4/1/2024	1,452,693	49,407	0.00%
3i 2020 Co-Investment 4 SCSp[a]	Europe	Leveraged Buyout	10/13/2025	37,718,259	41,596,496	2.65%
A10 USD (Feeder) L.P.[a]	Europe	Leveraged Buyout	4/1/2024	2,495,515	3,238,594	0.21%
Advent International GPE VII, L.P.[a]	Europe	Leveraged Buyout	6/30/2025	851,878	717,255	0.05%
Advent International GPE VII-B, L.P.[a]	Europe	Leveraged Buyout	4/1/2024	1,183,768	964,345	0.06%
Advent International GPE X-E SCSp[a]	Europe	Leveraged Buyout	6/30/2025	13,582,599	14,741,601	0.94%
Alteri Extended Value L.P.[a]	Europe	Leveraged Buyout	11/29/2024	14,288,118	35,237,810	2.24%

Coller Secondaries Private Equity Opportunities Fund

Consolidated Schedule of Investments —
June 30, 2026 (Unaudited) (continued)

Investment Funds	Geographic Region	Investment Strategy	Acquisition Date	Cost	Fair Value	% of Net Assets
Secondary Investments (continued)
Altor Fund V (No. 1) ABa	Europe	Leveraged Buyout	9/30/2025	$6,722,856	$9,847,305	0.63%
Apax VIII - B L.P.[a]	Europe	Leveraged Buyout	4/1/2024	1,032,486	301,234	0.02%
Apse Capital II L.P.[a]	Europe	Leveraged Buyout	10/28/2024	19,181,205	29,438,494	1.87%
Astorg Normec Fund, L.P.[a]	Europe	Leveraged Buyout	9/24/2024	304,497	502,829	0.03%
Astorg VI, FCPI[a]	Europe	Leveraged Buyout	4/1/2024	1,592,609	1,987,922	0.13%
Astorg VII S.À R.L.[a]	Europe	Leveraged Buyout	4/1/2024	2,360,436	3,172,585	0.20%
Axcel V K/Sa	Europe	Leveraged Buyout	4/1/2024	1,114,433	1,521,989	0.10%
Carlyle Europe Partners V, SCSp[a]	Europe	Leveraged Buyout	4/1/2024	5,236,030	3,552,866	0.23%
CD&R Value Building Partners I, L.P.[a]	Europe	Leveraged Buyout	4/1/2024	1,792,931	2,629,768	0.17%
Cinven Strategic Fund 2 Feeder Limited Partnership[a],[c]	Europe	Leveraged Buyout	4/30/2025	0	(48,791)	(0.00)%
CVC Capital Partners Locron (A) SCSp[a]	Europe	Leveraged Buyout	10/29/2025	17,735,663	19,946,830	1.27%
CVC Capital Partners VI (A) L.P.[a]	Europe	Leveraged Buyout	4/1/2024	5,366,907	5,468,494	0.35%
CVC Capital Partners VII (A) L.P.[a]	Europe	Leveraged Buyout	5/7/2025	16,691,757	24,677,623	1.57%
Elysium Acquisition L.P.[a]	Europe	Leveraged Buyout	12/2/2024	8,059,605	12,575,900	0.80%
EQT IX (No.2) EUR SCSp[a]	Europe	Leveraged Buyout	4/1/2024	5,827,095	8,076,833	0.51%
EQT IX (No.2) USD SCSp[a]	Europe	Leveraged Buyout	3/31/2026	9,755,283	10,310,804	0.66%
EQT VII (No.2) L.P.[a]	Europe	Leveraged Buyout	3/31/2026	2,432,950	2,233,180	0.14%
EQT VIII (No.1) SCSp[a]	Europe	Leveraged Buyout	12/31/2025	4,691,047	5,445,157	0.35%
EQT VIII (No.2) SCSp[a]	Europe	Leveraged Buyout	3/31/2026	3,217,879	3,077,686	0.20%
Equistone Partners Europe Fund IV B L.P.[a]	Europe	Leveraged Buyout	4/1/2024	549,569	121,542	0.01%
FSN Capital V LPa	Europe	Leveraged Buyout	9/30/2025	2,402,652	2,030,036	0.13%
Hg Saturn 2 A L.P.[a]	Europe	Leveraged Buyout	3/31/2026	4,188,676	3,964,612	0.25%
HgCapital 8 A L.P.[a]	Europe	Leveraged Buyout	3/31/2026	7,989,438	8,510,183	0.54%
HgCapital 8 D L.P.[a]	Europe	Leveraged Buyout	4/1/2024	4,540,495	4,122,451	0.26%
HgCapital Mercury 2 D L.P.[a]	Europe	Leveraged Buyout	4/1/2024	3,546,861	3,827,056	0.24%
IK VII NO.1 L.P.[a]	Europe	Leveraged Buyout	4/1/2024	0	3,739	0.00%
KKR European Fund V (EUR) SCSp[a]	Europe	Leveraged Buyout	4/1/2024	4,349,492	6,472,325	0.41%
KKR European Fund V (USD) SCSp[a]	Europe	Leveraged Buyout	3/31/2026	8,571,854	9,103,880	0.58%
Motion Continuity II FPCI[a]	Europe	Leveraged Buyout	6/25/2025	8,737,671	15,317,486	0.97%
Nordic Capital IX Beta, L.P.[a]	Europe	Leveraged Buyout	4/1/2024	4,375,498	4,828,349	0.31%
Nordic Capital VIII Alpha, L.P.[a]	Europe	Leveraged Buyout	4/1/2024	2,105,271	2,818,000	0.18%

Coller Secondaries Private Equity Opportunities Fund

Consolidated Schedule of Investments —
June 30, 2026 (Unaudited) (continued)

Investment Funds	Geographic Region	Investment Strategy	Acquisition Date	Cost	Fair Value	% of Net Assets
Secondary Investments (continued)
Nordic Capital X Beta, L.P.[a]	Europe	Leveraged Buyout	9/30/2025	$745,878	$907,284	0.06%
PAI Europe VI -1 SCSp[a]	Europe	Leveraged Buyout	4/1/2024	3,957,400	3,333,246	0.21%
PAI Europe VII-1 S.L.P.[a]	Europe	Leveraged Buyout	12/31/2025	5,814,564	7,646,261	0.49%
Permira V L.P. 2a	Europe	Leveraged Buyout	4/1/2024	1,240,398	253,182	0.02%
Permira VI L.P.1[a]	Europe	Leveraged Buyout	3/31/2026	5,384,857	5,770,253	0.37%
Permira VII L.P. 1a	Europe	Leveraged Buyout	3/31/2026	6,670,635	6,833,311	0.43%
PSC IV, L.P.[a]	Europe	Leveraged Buyout	9/30/2025	7,406,513	10,529,249	0.67%
Riverside Europe Fund VI, SCSp[a]	Europe	Leveraged Buyout	9/30/2025	3,691,807	5,167,347	0.33%
Riverside Europe Fund VI, SCSp[a]	Europe	Leveraged Buyout	8/1/2025	736,811	823,458	0.05%
Seventh Cinven Fund (No.1) Limited Partnership[a]	Europe	Leveraged Buyout	5/7/2025	12,613,819	13,908,009	0.88%
Seventh Cinven Fund (No.1) Limited Partnership[a]	Europe	Leveraged Buyout	9/30/2025	771,676	988,101	0.06%
Sixth Cinven Fund (No.2) Limited Partnership[a]	Europe	Leveraged Buyout	5/7/2025	1,343,724	1,796,405	0.11%
Sixth Cinven Fund (No.3) Limited Partnership[a]	Europe	Leveraged Buyout	3/31/2026	3,544,019	3,819,688	0.24%
Sixth Cinven Fund (No.4) Limited Partnership[a]	Europe	Leveraged Buyout	4/1/2024	207,862	382,750	0.02%
TPG Healthcare Partners, L.P.[a]	Europe	Leveraged Buyout	3/31/2026	8,284,878	9,524,366	0.61%
TPG Partners VIII, L.P.[a]	Europe	Leveraged Buyout	3/31/2026	9,067,810	9,393,832	0.60%
Vitruvian Investment Partnership III[a]	Europe	Leveraged Buyout	4/1/2024	8,857,019	11,458,727	0.73%
WPEF VII Feeder LPa,[d]	Europe	Leveraged Buyout	9/30/2025	5,113,958	7,422,761	0.47%
CVC Capital Partners VIII (A) L.P.[a]	Global	Leveraged Buyout	12/31/2025	11,063,292	12,671,915	0.81%
Thoma Bravo Fund XIV-A, L.P.[a]	Global	Leveraged Buyout	12/31/2025	14,714,343	15,862,907	1.01%
Advent Global Technology II-A SCSp[a]	North America	Leveraged Buyout	6/30/2025	7,712,617	8,554,994	0.54%
Advent Global Technology-A SCSp[a]	North America	Leveraged Buyout	6/30/2025	1,654,235	1,763,215	0.11%
Advent International GPE IX-A SCSp[a]	North America	Leveraged Buyout	6/30/2025	14,710,541	12,756,342	0.81%
Advent International GPE VIII, L.P.[a]	North America	Leveraged Buyout	6/30/2025	7,308,997	6,344,416	0.40%
AEA Investors Fund V, L.P.[a]	North America	Leveraged Buyout	4/1/2024	838,262	889,374	0.06%
AEA Investors Fund VII, L.P.[a]	North America	Leveraged Buyout	9/30/2025	1,295,435	1,320,370	0.08%
Apollo Investment Fund IX, L.P.[a]	North America	Leveraged Buyout	4/1/2024	21,295,078	23,893,870	1.52%

Coller Secondaries Private Equity Opportunities Fund

Consolidated Schedule of Investments —
June 30, 2026 (Unaudited) (continued)

Investment Funds	Geographic Region	Investment Strategy	Acquisition Date	Cost	Fair Value	% of Net Assets
Secondary Investments (continued)
Apollo Overseas Partners (Delaware 892) IX, L.P.[a]	North America	Leveraged Buyout	9/30/2025	$2,894,975	$3,276,166	0.21%
Apollo Overseas Partners VIII, L.P.[a]	North America	Leveraged Buyout	4/1/2024	1,820,157	1,458,534	0.09%
Ares Corporate Opportunities Fund IV, L.P.[a]	North America	Leveraged Buyout	4/1/2024	1,322,029	852,601	0.05%
Ares Corporate Opportunities Fund VI, L.P.[a]	North America	Leveraged Buyout	9/30/2025	7,055,289	9,645,868	0.61%
Bain Capital Beacon Holdings, L.P .a	North America	Leveraged Buyout	3/14/2025	622,256	781,295	0.05%
Bain Capital Beacon Roll SPV XII, L.P.[a]	North America	Leveraged Buyout	9/30/2025	287,853	164,096	0.01%
Bain Capital Fund (Lux) XII, SCSp[a]	North America	Leveraged Buyout	4/1/2024	0	1,438,865	0.09%
Bain Capital Fund X, L.P.[a]	North America	Leveraged Buyout	12/31/2024	2,903,142	2,408,316	0.15%
Bain Capital Fund XII, L.P.[a]	North America	Leveraged Buyout	9/30/2025	0	3,004,773	0.19%
Banneker CV, L.P.[a],[d]	North America	Leveraged Buyout	1/13/2025	9,596,827	11,322,697	0.72%
Blackstone Capital Partners VI L.P.[a]	North America	Leveraged Buyout	12/31/2024	216,816	646,849	0.04%
Blackstone Capital Partners VII L.P.[a]	North America	Leveraged Buyout	12/31/2024	18,421,483	22,187,686	1.41%
Blackstone Capital Partners VIII L.P.[a]	North America	Leveraged Buyout	3/31/2026	18,600,265	20,270,962	1.29%
Carlyle Partners VII, L.P.[a]	North America	Leveraged Buyout	4/1/2024	313,795	528,425	0.03%
Carlyle Partners VII, L.P.[a]	North America	Leveraged Buyout	12/31/2024	17,273,156	22,605,290	1.44%
CB Offshore CF I, Limited Partnership[a]	North America	Leveraged Buyout	12/10/2024	2,755,933	11,976,336	0.76%
CB Offshore Equity Fund IX, L.P.[a]	North America	Leveraged Buyout	4/1/2024	3,535,513	3,798,910	0.24%
Centerbridge Capital Partners IV, L.P.[a]	North America	Leveraged Buyout	9/30/2025	5,791,569	7,231,093	0.46%
Cerberus Verne Investor, L.P.[a]	North America	Leveraged Buyout	4/9/2026	12,602,850	13,101,408	0.83%
CF24XB SCSP[a]	North America	Leveraged Buyout	1/8/2025	20,000,000	23,133,133	1.47%
Charlesbank Equity Fund VIII, Limited Partnership[a]	North America	Leveraged Buyout	4/1/2024	2,801,552	2,591,312	0.17%
Clayton, Dubilier & Rice Fund IX, L.P.[a]	North America	Leveraged Buyout	4/1/2024	5,270,832	4,119,326	0.26%
Clayton, Dubilier & Rice Fund X, L.P.[a]	North America	Leveraged Buyout	4/1/2024	7,669,849	7,220,587	0.46%
Clayton, Dubilier & Rice Fund XI, L.P.[a]	North America	Leveraged Buyout	9/30/2025	11,770,265	14,321,099	0.91%
EAG Holdings, L.P.[a]	North America	Leveraged Buyout	6/1/2026	4,956,744	5,283,973	0.34%
Ethos Capital Digital Infrastructure L.P.[a]	North America	Leveraged Buyout	12/16/2025	17,474,094	26,737,200	1.70%

Coller Secondaries Private Equity Opportunities Fund

Consolidated Schedule of Investments —
June 30, 2026 (Unaudited) (continued)

Investment Funds	Geographic Region	Investment Strategy	Acquisition Date	Cost	Fair Value	% of Net Assets
Secondary Investments (continued)
GA Continuity II (GT) Fund, L.P.[a]	North America	Leveraged Buyout	9/30/2025	$44,478	$60,507	0.00%
Gasherbrum Fund II, L.P.[a]	North America	Leveraged Buyout	6/7/2024	8,963,602	15,321,475	0.97%
Gryphon Partners V-A, L.P.[a]	North America	Leveraged Buyout	4/1/2024	4,415,025	6,220,577	0.40%
GTCR Oak Fund L.P.[a]	North America	Leveraged Buyout	12/16/2025	7,907,970	9,009,442	0.57%
Harren Investors III, L.P.[a]	North America	Leveraged Buyout	4/1/2024	5,792,080	2,271,008	0.14%
HGGC Hawk Fund, L.P.[a]	North America	Leveraged Buyout	2/21/2025	9,160,433	11,786,882	0.75%
Iaso Fund, L.P.[a]	North America	Leveraged Buyout	12/12/2025	12,253,276	13,484,035	0.86%
Kinderhook Capital Waste CV, L.P.[a],[d]	North America	Leveraged Buyout	10/21/2025	1,701,511	1,919,799	0.12%
KKR Americas Fund XII EEA, L.P.[a]	North America	Leveraged Buyout	4/1/2024	1,477,690	7,897,176	0.50%
KKR Americas Fund XII L.P.[a]	North America	Leveraged Buyout	3/31/2026	8,890,069	11,613,700	0.74%
KKR North America Fund XIII SCSp[a]	North America	Leveraged Buyout	12/31/2025	28,518,797	32,193,275	2.05%
Kohlberg Fund VIII[a]	North America	Leveraged Buyout	4/1/2024	8,773,006	8,726,951	0.56%
KPS Special Situations Fund V (A), L.P.[a]	North America	Leveraged Buyout	12/31/2025	3,498,940	3,989,253	0.25%
Lindsay Goldberg - Attain L.P.[a]	North America	Leveraged Buyout	12/2/2024	8,425,913	9,468,925	0.60%
Nautic Partners VII-A, L.P.[a]	North America	Leveraged Buyout	4/1/2024	1,834,478	2,010,624	0.13%
New Mountain Partners V, L.P.[a]	North America	Leveraged Buyout	12/31/2025	4,262,862	2,870,935	0.18%
New Mountain Partners VI, L.P.[a]	North America	Leveraged Buyout	12/31/2025	2,791,823	3,623,238	0.23%
New Mountain SRC Continuation Fund, L.P.[a],[d]	North America	Leveraged Buyout	4/8/2025	13,186,625	20,809,262	1.33%
New Mountain SRC Rollover Fund, L.P.[a]	North America	Leveraged Buyout	9/30/2025	1,932,462	2,676,335	0.17%
New Mountain WCO Rollover Fund, L.P.[a]	North America	Leveraged Buyout	8/1/2025	961,220	961,220	0.06%
Oak Hill Capital Partners V (Onshore), L.P.[a]	North America	Leveraged Buyout	9/30/2025	701,794	864,570	0.06%
One Rock Cap Partners III, L.P.[a]	North America	Leveraged Buyout	9/30/2025	1,170,592	989,385	0.06%
Permira 45 CF SCSp[a]	North America	Leveraged Buyout	4/1/2024	37,359,764	47,539,267	3.02%
Providence Equity Partners VIII L.P.[a]	North America	Leveraged Buyout	9/30/2025	7,492,216	10,564,072	0.67%
Searchlight Capital III, L.P.[a]	North America	Leveraged Buyout	9/30/2025	9,115,580	12,001,745	0.76%
Silver Lake Partners V, L.P.[a]	North America	Leveraged Buyout	9/30/2025	10,011,680	11,534,958	0.73%
Silver Lake Partners , L.P.[a]	North America	Leveraged Buyout	9/30/2025	877,945	1,019,123	0.07%

Coller Secondaries Private Equity Opportunities Fund

Consolidated Schedule of Investments —
June 30, 2026 (Unaudited) (continued)

Investment Funds	Geographic Region	Investment Strategy	Acquisition Date	Cost	Fair Value	% of Net Assets
Secondary Investments (continued)
SL Olympian SPV Feeder I-A, L.Pa	North America	Leveraged Buyout	11/5/2025	$1,253,487	$1,498,598	0.10%
SL SPV-4 - A, L.P.[a]	North America	Leveraged Buyout	3/19/2025	12,000,000	21,979,805	1.40%
SLPE Feeder, L.P.[a]	North America	Leveraged Buyout	4/4/2025	13,333,332	17,245,150	1.10%
Stone Point CV, L.P.[a],[d]	North America	Leveraged Buyout	10/29/2025	5,759,266	6,731,439	0.43%
Stone Point Fund IX, L.P.[a]	North America	Leveraged Buyout	3/31/2024	100,023	112,939	0.01%
Stone Point Parallel Fund VI, L.P.[a]	North America	Leveraged Buyout	8/1/2025	2,099,466	2,711,835	0.17%
TA XIII-A, L.P.[a]	North America	Leveraged Buyout	3/31/2026	11,842,890	11,890,433	0.76%
TA XIV-A, L.P.[a]	North America	Leveraged Buyout	3/31/2026	13,572,189	14,454,437	0.92%
TB Project Ledger, L.P.[a]	North America	Leveraged Buyout	6/1/2026	6,806,993	7,131,047	0.45%
Thoma Bravo F XIV L.P.[a]	North America	Leveraged Buyout	9/30/2025	735,139	744,423	0.05%
Thoma Bravo Fund XIII, L.P.[a]	North America	Leveraged Buyout	9/30/2025	854,450	837,757	0.05%
Thoma Bravo Fund XIII-A, L.P.[a]	North America	Leveraged Buyout	4/1/2024	7,941,448	8,052,947	0.51%
Thomas H. Lee Parallel Fund IX, L.P.[a]	North America	Leveraged Buyout	12/31/2025	10,397,298	12,957,078	0.82%
TPG Healthcare Partners, L.P.[a]	North America	Leveraged Buyout	4/1/2024	13,823,644	18,581,062	1.18%
TPG IX Cardiff CI II, L.P.[a]	North America	Leveraged Buyout	11/2/2024	11,188,144	15,266,341	0.97%
TPG Partners VI, L.P.[a]	North America	Leveraged Buyout	7/1/2025	434,223	3,702,581	0.24%
TPG Partners VIII, L.P.[a]	North America	Leveraged Buyout	4/1/2024	73,054,701	87,177,189	5.54%
Trident IX, L.P.[a]	North America	Leveraged Buyout	9/30/2025	747,481	842,933	0.05%
Vestar Capital Partners VII, L.P.[a]	North America	Leveraged Buyout	9/30/2025	3,141,250	3,439,849	0.22%
Vista Equity Partners Fund VII-A, L.P.[a]	North America	Leveraged Buyout	4/1/2024	4,155,282	3,810,712	0.24%
Vista Equity Partners Hubble, L.P.[a]	North America	Leveraged Buyout	2/27/2025	9,468,081	16,622,931	1.06%
Vista Foundation Fund IV-A, L.P.[a]	North America	Leveraged Buyout	4/1/2024	1,075,966	1,114,483	0.07%
7RIDGE Investments 8, L.P.[a]	United Kingdom	Leveraged Buyout	6/30/2026	10,066,667	10,000,000	0.64%
Behrman Capital CV II L.P.[a]	United Kingdom	Leveraged Buyout	6/30/2026	11,427,548	11,200,000	0.71%
Montagu+ 2 (Feeder) SCSp[a]	United Kingdom	Leveraged Buyout	12/10/2025	14,885,523	17,993,993	1.14%
TDR Capital Titan L.P.[a]	United Kingdom	Leveraged Buyout	10/31/2025	14,207,727	20,784,313	1.32%
Total Secondary Investments (89.23%)				$1,147,618,931	$1,403,060,472
Total Public and Private Equity Investments (91.86%)				$1,183,377,333	$1,444,420,877

Coller Secondaries Private Equity Opportunities Fund

Consolidated Schedule of Investments —
June 30, 2026 (Unaudited) (continued)

		Fair	% of
	Shares	Value	Net Assets
Short-Term Investments (7.07%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.58%[b]	111,192,953	$111,192,953	7.07%
Total Short-Term Investments (Cost $111,192,953) (7.07%)		$111,192,953
Total Investments (Cost $1,294,570,286) (98.93%)		$1,555,613,830
Other Assets and Liabilities (1.07%)		$16,786,016
Net Assets (100.00%)		$1,572,399,846

a	Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Consolidated Schedule of Investments. Total fair value of restricted investments as of June 30, 2026 was $1,444,417,473 or 91.86% of Shareholders’ Capital.
b	The rate shown is the annualized seven-day yield as of June 30, 2026.
c	Certain underlying fund investments are reported at a negative fair value on the Consolidated Schedule of Investments as of the reporting date. This results from the Fund’s investment being carried based on its net capital account balance with the Investment Fund, which may be negative due to the allocation of management fees, expenses, and performance allocations prior to the funding of capital contributions. The negative fair value does not represent a liability or an obligation to fund losses beyond the Fund’s unfunded capital commitment and is expected to reverse upon future capital contributions.
d	Investment is a recently formed continuation vehicle.

A summary of outstanding financial instruments at June 30, 2026 is as follows:

Foreign Currency Forward Contracts

		Currency	Currency		Unrealized Appreciation/
Maturity Date	Counterparty	Purchased	Sold	Value	(Depreciation)
7/17/2026	Royal Bank of Canada	$322,172,265	€271,866,840	$311,013,996	$11,158,269
7/17/2026	Royal Bank of Canada	$60,582,835	£44,663,378	59,278,729	1,304,106
7/17/2026	Royal Bank of Canada	$23,754,748	€20,248,826	23,164,532	590,216
7/17/2026	Royal Bank of Canada	€4,531,363	$5,283,392	5,183,851	(99,541)
7/17/2026	Royal Bank of Canada	£31,582	$42,185	41,917	(268)
7/17/2026	Royal Bank of Canada	$9,385,261	€8,110,236	9,278,059	107,202
7/17/2026	Royal Bank of Canada	$3,745,224	£2,795,066	3,709,706	35,518
7/17/2026	State Street Bank & Trust Company	$11,291,615	£8,324,399	11,048,421	243,194
7/17/2026	State Street Bank & Trust Company	$43,812,018	€36,981,030	42,306,071	1,505,947
					$14,844,643

£ British Pound
€ Euro

Overview

C-SPEF’s investment objective is to seek to provide long-term capital appreciation. The Fund makes investments directly and through its wholly owned subsidiaries: C-SPEF Holdings, L.P. Incorporated, C-SPEF Investments 1, L.P., C-SPEF Investments 2, L.P., C-SPEF Investments 3-B, L.P., C-SPEF Investments 4, LLC, C-SPEF Investments 5-B, LLC, and CSI PE Aggregator No.1, L.P. (hereafter collectively referred to as the “Subsidiaries”). Coller Private Market Secondaries Advisors, LLC (the “Adviser”), an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended, serves as C-SPEF’s investment adviser.

In pursuing its investment objective, C-SPEF intends to invest primarily in an actively managed portfolio of Private Equity assets. The Fund’s investment exposure to these strategies is implemented via a variety of investment types that include: (i) investments in existing or newly formed private funds managed by unaffiliated asset managers (“Investment Funds”), (ii) investments in equity assets issued by private companies (“Direct Investments”), and (iii) investments alongside Investment Funds in equity assets issued by private companies (“Co-Investments” and, collectively with Investment Funds and Direct Investments, “Private Equity Investments”). C-SPEF’s investments will primarily be acquired through privately negotiated transactions from investors in Private Equity Investments and/or in connection with the restructuring of an Investment Fund or Co-Investment (“Secondary Investments”); and may also be made through primary commitments to newly formed Investment Funds or special purpose vehicles structured to invest in Co-Investments (“Primary Investments”).

In conformity with U.S. GAAP ASC 820, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated fair values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. This distinction determines the classification of fair value measurements for disclosure purposes.

Coller Secondaries Private Equity Opportunities Fund

Consolidated Schedule of Investments —
June 30, 2026 (Unaudited) (continued)

The various types of inputs used in determining the value of the Fund’s investments are summarized below for each of the three levels:

•	Level 1 – Quoted prices are available in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level 1 include listed equities, registered money market funds and other short-term investments.

•	Level 2 – Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. The types of investments which would generally be included in Level 2 include foreign exchange forward contracts, corporate bonds and loans and less liquid and restricted equity securities.

•	Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant Adviser judgment and/or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level 3 are equity and/or debt securities issued by private entities.

ASC 820 also permits a reporting entity to measure the fair value of an asset that does not have a readily determinable fair value based on the reported NAV, or its equivalent, as a practical expedient for its fair value. Accordingly, C-SPEF may utilize the NAV as reported by certain Investment Fund Managers as of a valuation date as a practical expedient for its fair value. If the NAV reported by certain Investment Fund Managers is not as of the same date as the valuation date, the Fund is permitted, under ASC 820, to estimate the fair value of such private assets by adjusting the most recently reported NAV as a practical expedient for fair value.

Due to the inherent uncertainty of estimates, fair value determinations based on estimates, including values derived from NAV as practical expedient, may materially differ from the values that would have been used had a ready market for the securities existed. The inputs or methodology used for valuing C-SPEF’s investments are not an indication of the risk associated with investing in such investments. The following table is a summary of information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of June 30, 2026.

The following is a summary of the Fund’s investments classified by their fair value hierarchy as of June 30, 2026:

Investments	Level 1	Level 2	Level 3	Investments Valued at NAV[1]	Total
Direct Investments	$3,404	$—	$385,155	$—	$388,559
Primary Investments	—	—	—	40,978,437	40,978,437
Secondary Investments	—	—	—	1,403,109,263	1,403,109,263
Short-Term Investments	111,192,953	—	—	—	111,192,953
	$111,196,357	$—	$385,155	$1,444,087,700	$1,555,669,212
Assets
Other Financial Instruments[2]	$—	$14,944,452	$—	$—	—
Foreign Currency Forward Contracts	$—	$14,944,452	$—	$—	$14,944,452
					$14,944,452
Liabilities
Other Financial Instruments[2]
Primary Investments	—	—	—	(6,591)	(6,591)
Secondary Investments	—	—	—	(48,791)	(48,791)
Foreign Currency Forward Contracts	$—	$(99,809)	$—	$—	$(99,809)
Total investments, net of Foreign Currency Forward Contracts	$111,196,357	$14,844,643	$385,155	$1,444,032,318	$1,570,458,473

[1]	Direct Investments and Investment Funds that are measured at fair value using NAV (or its equivalent) as a practical expedient are not required to be categorized in the fair value hierarchy. The fair values presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.
[2]	Other financial instruments are derivative instruments such as foreign currency forward contracts. Foreign currency forward contracts are valued at the unrealized appreciation/(depreciation) of the instrument.

Changes in inputs or methodologies used for valuing investments, including timing of reported net asset values of underlying investments reported within the Investment Fund reported by their Investment Fund Managers, may result in transfers in or out of levels within the fair value hierarchy.

Coller Secondaries Private Equity Opportunities Fund

Consolidated Schedule of Investments —
June 30, 2026 (Unaudited) (continued)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund records transfers between levels at the end of the reporting period.

	Direct Equity	Secondary Investments
Balance at March 31, 2026	$370,498	$27,238,986
Transfers into Level 3	—	—
Purchases	—	—
Distributions from investments	—	—
Net realized gain/(loss)	—	—
Net change in unrealized appreciation/(depreciation)	14,657	(4,921,646)
Transfers out of Level 3	—	(22,317,340)
Balance at June 30, 2026	$385,155	$—

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as at June 30, 2026.

Investments	Investment Type	Fair Value	Valuation Technique(s)	Unobservable Input¹	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input
Direct Investments	Direct Equity	$385,155	Reported Net Asset Value	Reported Net Asset Value	N/A	N/A	N/A

[1]	The Adviser considers relevant indications of value that are reasonably and timely available, including known information available before the financial statements are issued, in determining the fair value to be assigned to a particular security, such as the type, cost and recent purchases or sales of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions;significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Foreign Currency Forward Contracts

The Fund may enter foreign currency forward contracts to manage foreign exchange rate risk. These contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date may be entered into as a hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline due to changes in foreign currency exchange rates. All foreign currency forward exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency forward exchange contract is offset by entering a closing transaction or by the delivery or receipt of the currency. The risk that counterparties may be unable to meet the terms of their contracts and the risk of unanticipated movements in the value of a foreign currency relative to the U.S. Dollar are inherent in foreign currency forward contracts.

During the period ended June 30, 2026, the average monthly notional value of foreign currency forward contracts was $454,522,000. The Fund had $(3,399,269) in net realized gains/(losses) and $8,029,196 change in net unrealized appreciation/(depreciation) on foreign currency forward contracts.